CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts, net	$ 408	$ 473
Allowance for doubtful accounts for related parties, net	0	0
Prepayments from customers, current portion	1,830	3,429
Prepayments from customers - related parties, current portion	25
Accrued expenses and other current liabilities	13,690	15,671
Income tax payable	6,277	1,465
Less: current operating lease liabilities	5,372	5,619
Deferred revenue, current portion	5,039	7,454
Current liabilities of discontinued operations		88,720
Prepayments from customers, non-current portion	871	921
Deferred revenue, non-current portion	737	999
Other non-current liabilities	8,600	9,575
Deferred income tax liabilities	959	1,755
Operating lease liabilities, non-current portion	$ 12,374	18,707
Non-current liabilities for discontinued operations		$ 49,605
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	990,000,000	990,000,000
Ordinary shares, shares issued (in shares)	29,213,801	29,213,801
Ordinary shares, shares outstanding (in shares)	28,200,755	28,035,934
VIE
Prepayments from customers, current portion	$ 440	$ 843
Prepayments from customers - related parties, current portion	0	0
Accrued expenses and other current liabilities	1,215	1,637
Income tax payable		0
Less: current operating lease liabilities	181	75
Deferred revenue, current portion	0	20
Current liabilities of discontinued operations	0	78,751
Prepayments from customers, non-current portion	200	0
Deferred revenue, non-current portion	0	0
Other non-current liabilities	57	104
Deferred income tax liabilities	0	0
Operating lease liabilities, non-current portion	1,457	1,612
Non-current liabilities for discontinued operations	$ 0	$ 46,924